Organization and Summary of Significant Accounting Policies: Inventories (Policies)	Jun. 30, 2025
June 30, 2025
Inventories

Inventories

Inventories, consisting of raw materials, work in process and products available for sale, are primarily accounted for using the first-in, first-out method (“FIFO”), and are valued at the lower of cost or net realizable value. This valuation requires management to make judgements based on currently available information, about the likely method of disposition, such as through sales to individual customers and returns to product vendors. Total inventory as of June 30, 2025, net of allowance for inventory reserves was $5,135.

September 30, 2025
Inventories

Inventories

Inventories, consisting of raw materials, work in process and products available for sale, are primarily accounted for using the first-in, first-out method (“FIFO”), and are valued at the lower of cost or net realizable value. This valuation requires management to make judgements based on currently available information about the likely method of disposition, such as through sales to individual customers and returns to product vendors.